Interests in Subsidiaries (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
Disclosure of subsidiaries [line items]
Interests in Subsidiaries

28	Interests in Subsidiaries

Composition of the Group

		Percentage	Percentage	Percentage	Percentage
	Principal place of	Owned (%)*	Owned (%)*	Owned (%)*	Owned (%)*
	business / Country of	31 January	31 January	30 June	30 June
	Incorporation	2018	2017	2016	2015

Subsidiaries:
Bendon Retail Limited	New Zealand	100	100	100	100
Bendon Holdings Limited	New Zealand	100	100	100	100
Bendon Holdings Pty Limited	Australia	100	100	100	100
Bendon Pty Limited	Australia	100	100	100	100
Bendon Intimates Pty Limited	Australia	100	100	100	100
PS Holdings No. 1 Pty Limited	Australia	100	100	100	100
Pleasure State Pty Limited	Australia	100	100	100	100
Pleasure State (HK) Limited	Hong Kong	100	100	100	100
Bendon UK Limited	United Kingdom	100	100	100	100
Bendon USA Inc	United States of America	100	100	100	100

*The percentage of ownership interest held is equivalent to the percentage voting rights for all subsidiaries.